Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Beginning, net	₩ 3,022,803	₩ 2,599,751
Acquisition and capital expenditure	386,711	1,124,327
Disposal and termination	(27,213)	(26,925)
Amortization	(635,150)	(599,721)	₩ (609,185)
Impairment	(116,095)	(135,264)
Inclusion in scope of consolidation	(4,922)	61,222
Others	6,570	(587)
Ending, net	2,632,704	3,022,803	2,599,751
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	6,500,489	6,442,500
Ending, net	6,714,014	6,500,489	6,442,500
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(3,477,686)	(3,842,749)
Ending, net	(4,081,310)	(3,477,686)	(3,842,749)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	253,486	342,341
Impairment	(84,606)	(131,600)
Inclusion in scope of consolidation		42,745
Ending, net	168,880	253,486	342,341
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	492,105	449,379
Ending, net	474,908	492,105	449,379
Goodwill [member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(238,619)	(107,038)
Ending, net	(306,028)	(238,619)	(107,038)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	334,676	461,543
Acquisition and capital expenditure	247,863	36,075
Disposal and termination	(14,806)	(8,600)
Amortization	(151,718)	(162,682)
Inclusion in scope of consolidation	(332)
Others	2,876	8,340
Ending, net	418,559	334,676	461,543
Development costs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,483,205	1,487,420
Ending, net	1,643,886	1,483,205	1,487,420
Development costs [member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,148,529)	(1,025,877)
Ending, net	(1,225,327)	(1,148,529)	(1,025,877)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	197,138	231,384
Acquisition and capital expenditure	60,475	35,631
Disposal and termination	(548)	(1,928)
Amortization	(73,174)	(78,643)
Impairment	(3)	(46)
Inclusion in scope of consolidation	(3,216)	2,462
Others	9,569	8,278
Ending, net	190,241	197,138	231,384
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	838,532	805,387
Ending, net	893,500	838,532	805,387
Software [member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(641,394)	(574,003)
Ending, net	(703,259)	(641,394)	(574,003)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,677,289	972,770
Acquisition and capital expenditure		978,309
Amortization	(311,146)	(273,790)
Others	(1,201)
Ending, net	1,364,942	1,677,289	972,770
Frequency usage rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	2,531,654	2,591,229
Ending, net	2,530,341	2,531,654	2,591,229
Frequency usage rights [member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(854,365)	(1,618,459)
Ending, net	(1,165,399)	(854,365)	(1,618,459)
Others [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	560,214	591,713
Acquisition and capital expenditure	78,373	74,312
Disposal and termination	(11,859)	(16,397)
Amortization	(99,112)	(84,606)
Impairment	(31,486)	(3,618)
Inclusion in scope of consolidation	(1,374)	16,015
Others	(4,674)	(17,205)
Ending, net	490,081	560,214	591,713
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,154,993	1,109,085
Ending, net	1,171,378	1,154,993	1,109,085
Others [member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(594,779)	(517,372)
Ending, net	₩ (681,297)	₩ (594,779)	₩ (517,372)